Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000009521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Research Fund (Class A) — With sales charge
Account Value	[1]	$ 26,708	$ 26,708	$ 26,708	$ 22,508	$ 18,798	$ 22,300	$ 17,113	$ 15,075	$ 14,787	$ 12,866	$ 10,471	$ 10,494	$ 9,525
Average Annual Return, Percent	[1]	13.02%	11.02%	10.31%
C000009521 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Research Fund (Class A) — Without sales charge
Average Annual Return, Percent		18.66%	12.10%	10.85%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,407	$ 34,407	$ 34,407	$ 28,168	$ 24,923	$ 26,136	$ 19,154	$ 17,108	$ 15,842	$ 13,629	$ 11,745	$ 11,121	$ 10,000
Average Annual Return, Percent		22.15%	14.98%	13.14%

[1]	Reflects 4.75% front-end sales charge.